Property, plant and equipment - Useful lives (Details)	12 Months Ended
Dec. 31, 2024
Buildings and constructions | Bottom of range
Property, plant and equipment
Property, plant and equipment, useful lives	20 years
Buildings and constructions | Top of range
Property, plant and equipment
Property, plant and equipment, useful lives	33 years
Light buildings and constructions | Bottom of range
Property, plant and equipment
Property, plant and equipment, useful lives	3 years
Light buildings and constructions | Top of range
Property, plant and equipment
Property, plant and equipment, useful lives	20 years
Cable-laying vessels | Bottom of range
Property, plant and equipment
Property, plant and equipment, useful lives	15 years
Cable-laying vessels | Top of range
Property, plant and equipment
Property, plant and equipment, useful lives	40 years
Cable-laying accessories | Bottom of range
Property, plant and equipment
Property, plant and equipment, useful lives	4 years
Cable-laying accessories | Top of range
Property, plant and equipment
Property, plant and equipment, useful lives	10 years
Production machinery and measuring and test equipment | Bottom of range
Property, plant and equipment
Property, plant and equipment, useful lives	1 year
Production machinery and measuring and test equipment | Top of range
Property, plant and equipment
Property, plant and equipment, useful lives	5 years
Other machinery and equipment | Bottom of range
Property, plant and equipment
Property, plant and equipment, useful lives	3 years
Other machinery and equipment | Top of range
Property, plant and equipment
Property, plant and equipment, useful lives	10 years